Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Other Long-Term Liabilities

17. OTHER LONG-TERM LIABILITIES

Other long-term liabilities consist of:

	2013	2012

Long-term portion of income taxes payable	$133	$94
Asset retirement obligation	40	39
Long-term portion of fair value of hedges [note 21]	28	10
Deferred revenue	7	11

	$208	$154